MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands							1 Months Ended												12 Months Ended					36 Months Ended
	Sep. 09, 2022 USD ($)	Jul. 06, 2022 USD ($) shares	Apr. 09, 2021 USD ($) $ / shares	Apr. 09, 2021 USD ($) shares	Jul. 05, 2019 USD ($)	Feb. 01, 2017 USD ($)	Jan. 17, 2022 USD ($)	Nov. 18, 2021 USD ($)	Nov. 16, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($) $ / shares	Mar. 17, 2021 USD ($)	Oct. 31, 2020 USD ($)	Sep. 23, 2020 USD ($)	Jul. 31, 2018 USD ($)	Oct. 31, 2016 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2013 USD ($)	Jul. 06, 2022 $ / shares	Jul. 06, 2022 USD ($)	Jul. 14, 2021	Sep. 08, 2017	Sep. 13, 2016 USD ($)	Jul. 21, 2016	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment																			$ 233,892	$ 122,197
Royalty expense for environmental royalty																			938	950
Capital expenditure commitments																			26,576
Royalty expense																			17,811	13,783
Issued on acquistion of mineral properties, net																			25,589
Lease liabilities																			1,073	1,001	$ 1,094
Severance costs																			0	870
Loans receivable																			3,729
Current loan receivable																			1,000	0
Non-current loan and receivable																			2,729	0
Investment and other income																			(1,571)	3,733
Exploration expenditures																			16,186	17,925
Impairments, net																			0	(16,791)
Exploration Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																			80,155	19,063
Development Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																			$ 26,669	10,311
Parral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net																		$ 5,300
Issued on acquistion of mineral properties, net (shares) | shares																		1,198,083
Percentage of interests acquired																													100.00%
Net smelter royalty																			1.00%
Exploration commitments																													$ 2,000
Payments for royalties								$ 530
Bruner Gold Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property asset acquisition											$ 10,100
Acquisition costs for exploration and development											100
Percentage of interests acquired																											100.00%
Payments for exploration and development											10,000
Pitarrilla Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net (shares) | shares		8,577,380
Net smelter royalty							1.25%
Total consideration							$ 70,000
Consideration paid in shares							35,000																			$ 25,590
Consideration in cash		$ 35,100					$ 35,000
Share price on date of acquisition | $ / shares																									$ 3.89
Deemed value of common shares issued		$ 34,900
Guanacevi, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty																			3.00%
Guanacevi, Mexico [Member] | Ocampo [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition period for exploration and evaluation properties					10 years
Fixed per tonne production payment for exploration and evaluation					$ 12
Per tonne production charges and royalties for exploration and evaluation																			$ 16,873	12,532
Guanacevi, Mexico [Member] | Ocampo [Member] | Less than or equal to $15 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					4.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $15 dollars and up to $20 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					9.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $20 dollars and up to $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					13.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					16.00%
El Compas, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Associated suspension costs											1,367								580
Severance costs											$ 870
El Compas, Mexico [Member] | Minera Oro Silver de Mexico S.A. de C.V. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired	100.00%
Loans receivable	$ 5,000																		3,729
Fair value of loan receivable	3,882
Initial payment	250
Current loan receivable																			1,000
Non-current loan and receivable																			2,729
Proceeds from disposal of mining assets																			1,149
Investment and other income																			2,733
El Compas, Mexico [Member] | Minera Oro Silver de Mexico S.A. de C.V. [Member] | Payments made every six months other than third instalment payment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Instalment payment	500
El Compas, Mexico [Member] | Minera Oro Silver de Mexico S.A. de C.V. [Member] | Third instalment payment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Instalment payment	$ 750
El Compas, Mexico [Member] | Calicanto Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Royalties earned																			722	542
Percentage of interests acquired																														100.00%
Net smelter royalty																							3.00%					1.00%		3.00%
Payments for exploration and development						$ 400																	$ 45
El Cubo, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross impairments												$ 216,900
Impairment reversal												16,800
Reclamation provision												4,600
Gain on disposal																			5,800
Severance costs																			$ 0	870
Early payment of promissory note									$ 2,500
Reduction in principal of promissory note									$ 25
Number of shares receivable to reduce principal amount of promissory note | shares									901,224
El Cubo, Mexico [Member] | Accumulated impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment												$ (200,100)
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, total consideration													$ 15,000	$ 15,000
Sale of mineral property, total gross consideration				$ 19,700
Proceeds from non-refundable cash down-payment				500
Sale of mineral property, cash consideration on closing				7,000
Value of shares received for sale of mineral properties				$ 9,800										$ 5,000
Shares received for sale of mineral properties | shares				21,331,058
Shares received for sale of mineral properties, price per share | $ / shares			$ 0.58										$ 0.3
Paid by unsecured promissory note				$ 2,400
Unsecured promissory note due and payable within 12 months from closing face value			$ 2,500	2,500
Sale of mineral property, contingent consideration			3,000	3,000
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member] | Upon producing 3.0 million silver equivalent ounces from the El Cubo mill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration			1,000	1,000
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member] | Price of gold closes at or above US$2,000 dollars per ounce for 20 consecutive days within two years after closing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration			1,000	1,000
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member] | Price of gold closes at or above US$2,200 dollars per ounce for 20 consecutive days within two years after closing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration			$ 1,000	$ 1,000
Terronera [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																								100.00%
Net smelter royalty																								2.00%
Payments for exploration and development																								$ 2,750
La Sanguijuela property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																100.00%
Acquisition period for exploration and evaluation properties																4 years
Net smelter royalty																2.00%
Payments for exploration and development																$ 550
Guadalupe Y Calvo, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty																															2.00%
Exploration projects, Chile [Member] | Cerro Marquez - Las Palcas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																		$ 2,500
Percentage of interests acquired																		100.00%
Acquisition period for exploration and evaluation properties																		4 years
Payments for exploration and development															$ 2,300
Impairments, net										$ 470
Exploration projects, Chile [Member] | Aida Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																	$ 3,200
Percentage of interests acquired																	100.00%
Acquisition period for exploration and evaluation properties																	5 years
Net smelter royalty																	2.00%
Payments for exploration and development																						$ 400	$ 400
Payments for exploration and evaluation expenses postponed																				$ 800	$ 800
Exploration projects, Chile [Member] | Paloma Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																							70.00%
Net smelter royalty																							2.00%
Exploration projects, Chile [Member] | Paloma Properties [Member] | First option by paying $0.75 million and spending $5.0 million over five years with the final payment due in 2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																							51.00%
Payments for exploration and development																							$ 750
Exploration expenditures																							$ 5,000
Exploration projects, Chile [Member] | Paloma Properties [Member] | Second option by completing a Preliminary Economic Assessment and a Preliminary Feasibility Study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																							70.00%